Restricted assets (Table)	12 Months Ended
Dec. 31, 2022
Restricted Availability Assets [Abstract]
Summary of Restricted Asset

	December 31, 2022	December 31, 2021
Argentine Treasury Bonds adjusted by CER in pesos maturing in 2023	—	45,977
Argentine Treasury Bonds adjusted by CER in pesos maturing in 2024	41,310	216,220

	41,310	262,197